Supplemental Cash Flow Information (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2012
Additional Cash Flow Information
	Nine months ended
	January 31, 2013	January 31, 2012
Cash interest paid	$60,924	$59,473
Cash taxes paid (recovered)	24,137	8,252
Assets acquired through non-cash capital leases	27,613	48,529

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Cash interest paid	$110,163	$132,453	$63,413
Cash taxes paid	15,584	21,986	21,205
Extinguishment of shareholder loan on redemption of capital stock	—	—	7,808
Assets acquired through non-cash capital leases	48,529	126,415	—
Assets under construction related to aircraft purchase contracts novated to lessors	—	—	45,306

Change in Cash Resulting From Changes in Operating Assets and Liabilities

Change in cash resulting from changes in operating assets and liabilities:

	Nine months ended
	January 31, 2013	January 31, 2012

Receivables, net of allowance	$(15,564)	$(57,175)
Income taxes	(3,117)	4,278
Inventory	(9,226)	1,839
Prepaid expenses	(2,856)	(5,633)
Payables and accruals	(10,781)	30,297
Deferred revenue	(4,876)	17,614
Other assets and liabilities	(73)	(4,982)

	$(46,493)	$(13,762)

Change in cash resulting from changes in operating assets and liabilities:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Receivables	$(38,397)	$(37,614)	$(14,971)
Income taxes	5,170	(8,693)	25,341
Inventory	5,007	(8,021)	2,866
Prepaid expenses	(4,335)	6,894	(14,088)
Payable and accruals	12,407	26,071	1,208
Deferred revenue	4,645	14,057	(1,519)
Other assets and liabilities	(7,123)	(5,388)	(1,530)

	$(22,626)	$(12,694)	$(2,693)